Vessels, Net - Other fixed asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels, Net
Right-of-Use assets	$ 80,206	$ 26,233
Other fixed assets		61,019
Total	80,206	87,252
Depreciation, right-of-use assets	$ 35,347	$ 44,970	$ 30,533